BALANCE SHEET COMPONENTS - Schedule of Property and Equipment, Net (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 8,612,856	$ 8,480,860	$ 5,954,903
Less: accumulated depreciation and amortization	(3,475,821)	(2,829,884)	(2,183,054)
Property and equipment, net	5,137,035	5,650,976	3,771,849
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	7,311,625	7,179,629	4,827,626
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	897,948	897,948	810,248
Furniture and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	205,897	205,897	180,747
Computer Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 197,386	$ 197,386	$ 136,282